Cost of Sales (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Cost of Sales [Abstract]
Cash operating costs	$ 1,081	$ 1,208	$ 2,356
Royalties	59	68	135
Other cash costs	6	5	14
Total cash costs	1,146	1,281	2,505
Retrenchment costs	2	2	4
Rehabilitation and other non-cash costs	26	(3)	20
Amortisation of tangible assets	273	294	625
Amortisation of right of use assets	21	0	0
Amortisation of intangible assets	2	3	5
Inventory change	26	25	14
Cost of sales	$ 1,496	$ 1,602	$ 3,173